Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-balance Sheet Risk [Abstract]
Financial Instruments with Off-balance Sheet Risk [Text Block]

NOTE 17 Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement by the Company.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

	December 31, Contract Amount
(Dollars in thousands)	2012	2011
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$4,462	3,554
Commercial real estate mortgages	750	2,371
Non-real estate commercial loans	180	0
Undisbursed balance of loans closed	5,445	7,209
Unused lines of credit	76,582	76,444
Letters of credit	1,910	1,535

Total commitments to extend credit	$89,329	91,113

Forward commitments	$7,046	7,263

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on the loan type and on management’s credit evaluation of the borrower. Collateral consists primarily of residential and commercial real estate and personal property.

Forward commitments represent commitments to sell loans to a third party and are entered into in the normal course of business by the Bank.

The Bank issued standby letters of credit which guarantee the performance of customers to third parties. The standby letters of credit outstanding expire over the next 21 months and totaled $1.9 million at December 31, 2012 and $1.5 million at December 31, 2011. The letters of credit are collateralized primarily with commercial real estate mortgages. Since the conditions under which the Bank is required to fund the standby letters of credit may not materialize, the cash requirements are expected to be less than the total outstanding commitments.